Average Annual Total Returns - First Trust Cloud Computing ETF	First Trust Cloud Computing ETF 1 Year	First Trust Cloud Computing ETF 5 Years	First Trust Cloud Computing ETF Since Inception	First Trust Cloud Computing ETF Inception Date	First Trust Cloud Computing ETF After tax on distributions 1 Year	First Trust Cloud Computing ETF After tax on distributions 5 Years	First Trust Cloud Computing ETF After tax on distributions Since Inception	First Trust Cloud Computing ETF After tax on distributions and sale of fund shares 1 Year	First Trust Cloud Computing ETF After tax on distributions and sale of fund shares 5 Years	First Trust Cloud Computing ETF After tax on distributions and sale of fund shares Since Inception	ISE CTA Cloud Computing Index(TM) (reflects no deduction for fees, expenses or taxes) 1 Year		ISE CTA Cloud Computing Index(TM) (reflects no deduction for fees, expenses or taxes) 5 Years		ISE CTA Cloud Computing Index(TM) (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	57.84%	26.56%	18.13%	Jul. 05, 2011	57.69%	26.31%	17.97%	34.22%	21.91%	15.43%	58.80%	[1]	27.17%	[1]	18.78%	[1]	18.40%	15.22%	13.82%	43.23%	27.39%	20.87%

[1]	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from "ISE Cloud ComputingTM Index" to "ISE CTA Cloud Computing IndexTM."